Treasury Stock (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Shares Held as Treasury Stock and Related Carrying Value

The following table summarizes shares held as treasury stock and their related carrying value as of December 31:

(in thousands)	Number of Treasury Shares	Treasury Shares Cost
2014	17,836	$453,230
2013	15,073	326,996
2012	15,440	287,301

Purchases of Common Stock on Monthly Basis

The following table sets forth information regarding the Company’s purchases of its common stock on a monthly basis during the three months ended December 31, 2014:

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Cumulative shares Purchased as Part of Publicly announced Plans or Programs	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs
October 2014	—	$—	19,693	8,307
November 2014	850	32.88	20,543	7,457
December 2014	650	33.35	21,193	6,807

Total	1,500	$33.08